Condensed financial information of registrant	12 Months Ended
Dec. 31, 2017
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Condensed financial information of registrant

Schedule II

Condensed financial information of registrant

Statement of financial position of Aegon N.V.

As at December 31

Before profit appropriation, amounts in EUR million	Note	2017	2016
Non-current assets
Financial fixed assets
Shares in group companies	8	23,117	22,219
Loans to group companies	9	2,690	4,123
		25,807	26,342

Current assets
Receivables
Receivables from group companies	10	36	80
Other receivables	10	146	219
Other	11	74	140
Accrued interest and rent		8	15
		264	454
Cash and cash equivalents
Cash and cash equivalents		1,068	879
Total assets		27,139	27,675

Shareholders’ equity
Share capital	12	322	319
Paid-in surplus	13	7,731	7,873
Revaluation account	13	5,017	5,450
Remeasurement of defined benefit plans of group companies	13	(1,669)	(1,820)
Legal reserves – foreign currency translation reserve	13	(401)	1,316
Legal reserves in respect of group companies	13	1,122	1,169
Retained earnings, including treasury shares	13	5,696	5,776
Net income / (loss)	13	2,469	437
		20,288	20,520
Other equity instruments	14	3,794	3,797
Total equity		24,082	24,318

Non-current liabilities
Subordinated borrowings	15	764	767
Long-term borrowings	16	1,801	1,832
		2,565	2,599

Current liabilities	17
Short term deposits		73	128
Loans from group companies		62	62
Payables to group companies		123	140
Deferred tax liability		89	159
Other		125	242
Accruals and deferred income		22	29
		494	760
Total liabilities		3,059	3,359
Total equity and liabilities		27,139	27,675

Income statement of Aegon N.V.

For the year ended December 31

Amounts in EUR million	2017	2016	2015
Net income / (loss) group companies	2,511	533	(394)
Other income / (loss)	(42)	(96)	(38)
Net income / (loss)	2,469	437	(432)

Condensed cash flow statement of Aegon N.V.

For the year ended December 31

Amounts in EUR million	2017	2016	2015
Income / (loss) before tax	2,468	411	(454)
Adjustments	(3,676)	(231)	1,920
Net cash flows from operating activities	(1,208)	180	1,466
Dividends and capital repayments of subsidiaries, associates and joint ventures	700	895	-
Other	(1)	(2)	(5)
Net cash flows from investing activities	700	893	(5)
Issuance of treasury shares	2	-	-
Purchase of treasury shares	(266)	(623)	(213)
Dividends paid	(294)	(306)	(292)
Issuance, repurchase and coupons of perpetual securities	(138)	(140)	(148)
Issuance, repurchase and coupons of non-cumulative subordinated notes	(37)	(38)	(38)
Issuance and repurchase of borrowings	1,429	604	(1,115)
Net cash flows from financing activities	696	(503)	(1,806)
Net increase / (decrease) in cash and cash equivalents	188	570	(346)

Five-year schedule of maturities of debt

As at December 31

	2017		2016
Amounts in million EUR	Subordi- nated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings
Remaining terms less than 1 year	-	500	-	500
Remaining terms 1 - 2 years	-	82	-	-
Remaining terms 2 - 3 years	-	-	-	84
Remaining terms 3 - 4 years	-	-	-	-
Remaining terms 4 - 5 years	-	-	-	-
Remaining terms longer than 5 years	764	1,219	767	1,248
At December 31	764	1,801	767	1,832

Dividends from and capital contributions to business units

Aegon received EUR 1.8 billion of dividends from its business units during 2017, mainly from Americas, United Kingdom, Asset Management, Central & Eastern Europe and Spain & Portugal. Capital contributions of EUR 1.1 billion were paid to Aegon’s businesses, mainly to the Netherlands.

Aegon received EUR 1.1 billion of dividends from its business units during 2016 from the Americas, asset management, Central & Eastern Europe and Spain & Portugal. Aegon spent EUR 0.2 billion on capital contributions.

Aegon received EUR 1.1 billion of dividends from its business units during 2015, almost all of which from the Americas. Aegon spent EUR 0.3 billion on capital contributions and acquisitions.